Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties
Share-based compensation program		$ 3,743
Executive Key Management Personnel of Entity [Member]
Related parties
Direct compensation	$ 1,717	2,264	$ 2,153
Share-based compensation program	$ 83	$ 25	$ 11